Income Taxes (Schedule of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus	2018
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of the year	$ 22,844	$ 21,515	$ 24,937
Charged to costs and expenses	26,371	3,281	3,207
Charged to other accounts	0	0	0
Deductions	0	1,952	6,629
Balance, end of the year	$ 49,215	$ 22,844	$ 21,515